Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Griffin Capital Essential Asset REIT II, Inc.
Entity Central Index Key	0001600626
Document Type	S-4
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Small Business	false